THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND SEPTEMBER 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 94.1%

	Shares	Value
AUSTRALIA — 1.4%
Adbri Ltd *	460,250	$603,001
National Australia Bank Ltd	68,525	1,285,648
		1,888,649

BRAZIL — 2.9%
Ambev SA ADR *	754,200	1,945,836
Banco Bradesco SA ADR *	704,199	2,006,968
		3,952,804

CANADA — 3.7%
Alimentation Couche-Tard Inc	23,700	1,209,191
North West Co Inc	40,069	1,013,580
Saputo Inc	52,600	1,104,911
Stella-Jones Inc	28,500	1,376,938
Toronto-Dominion Bank	5,800	349,508
		5,054,128

CHINA — 1.9%
Alibaba Group Holding Ltd *	130,900	1,430,701
Tencent Holdings Ltd	29,100	1,137,716
		2,568,417

FINLAND — 0.8%
Nokian Renkaat Oyj	133,622	1,053,686

FRANCE — 3.2%
Air Liquide SA	11,573	1,958,506
TotalEnergies SE	35,526	2,343,675
		4,302,181

GERMANY — 8.4%
BASF SE	41,970	1,908,515
Bayerische Motoren Werke AG	20,726	2,114,930
Fresenius Medical Care AG & Co KGaA	55,290	2,390,704
FUCHS SE	21,840	701,786
Henkel AG & Co KGaA	28,630	1,810,233
SAP SE	19,090	2,482,381
		11,408,549

HONG KONG — 6.3%
AIA Group Ltd	278,400	2,269,686
Hongkong Land Holdings Ltd	187,200	668,304
Jardine Matheson Holdings Ltd	53,900	2,502,038
Johnson Electric Holdings Ltd	498,323	613,372
Techtronic Industries Co Ltd	78,500	761,761
Xinyi Glass Holdings Ltd	823,730	1,066,494
Yue Yuen Industrial Holdings Ltd	619,376	711,758
		8,593,413

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND SEPTEMBER 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — continued

	Shares	Value
INDIA — 5.1%
Adani Ports & Special Economic Zone Ltd	203,340	$2,020,514
HDFC Bank Ltd	132,031	2,426,736
UPL Ltd	145,010	1,076,121
Zee Entertainment Enterprises Ltd, Cl B *	452,180	1,440,540
		6,963,911

IRELAND — 1.4%
Ryanair Holdings PLC ADR *	19,800	1,924,758

ITALY — 1.2%
Brembo SpA	130,538	1,625,315

JAPAN — 12.4%
Ain Holdings Inc	38,000	1,123,002
Denso Corp	139,200	2,239,700
FANUC Corp *	17,300	451,324
Koito Manufacturing Co Ltd	65,900	996,504
Komatsu Ltd	24,100	652,949
Kubota Corp	102,100	1,507,981
Makita Corp	32,400	801,614
Nihon Kohden Corp	80,900	2,001,560
Nitto Denko Corp	41,400	2,721,067
Omron Corp	24,459	1,092,767
Seria Co Ltd	70,300	1,037,364
Toyota Motor Corp	121,100	2,172,861
		16,798,693
NETHERLANDS — 1.9%
Koninklijke Vopak NV	42,340	1,453,307
SBM Offshore NV	85,892	1,130,361
		2,583,668
NORWAY — 0.8%
Bakkafrost	21,614	1,112,098

PANAMA — 1.4%
Copa Holdings SA, Cl A	21,000	1,871,520

SINGAPORE — 4.8%
Sembcorp Industries Ltd	383,300	1,429,406
Singapore Telecommunications Ltd	749,525	1,328,926
United Overseas Bank Ltd	109,630	2,289,146
Venture Corp Ltd	165,900	1,503,541
		6,551,019
SOUTH KOREA — 1.9%
Samsung Electronics Co Ltd GDR	2,002	2,522,520

SPAIN — 0.9%
Industria de Diseno Textil SA	32,134	1,200,632

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND SEPTEMBER 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — continued

	Shares	Value
SWEDEN — 1.4%
Assa Abloy AB, Cl B	88,995	$1,951,235

SWITZERLAND — 8.3%
Cie Financiere Richemont SA, Cl A	13,160	1,611,194
Holcim AG	40,930	2,629,936
Novartis AG	36,020	3,696,105
Roche Holding AG	7,360	2,014,989
Swatch Group AG	5,170	1,330,365
		11,282,589

TAIWAN — 0.5%
Taiwan Semiconductor Manufacturing Co Ltd	37,000	603,331

UNITED KINGDOM — 22.7%
Anglo American PLC	83,463	2,307,890
Berkeley Group Holdings PLC	51,436	2,578,392
CRH PLC	52,162	2,891,734
Croda International PLC	13,216	792,831
HSBC Holdings PLC	375,603	2,959,033
IMI PLC	143,100	2,738,689
Renishaw PLC	22,115	950,678
RS GROUP PLC	161,263	1,447,489
Shell PLC	73,385	2,334,204
Smith & Nephew PLC	188,048	2,348,018
Smiths Group PLC	133,300	2,634,925
Spectris PLC	33,170	1,374,087
Travis Perkins PLC	161,025	1,659,582
Victrex PLC	86,915	1,490,487
Weir Group PLC	97,250	2,257,059
		30,765,098

VIETNAM — 0.8%
Vietnam Dairy Products JSC	371,500	1,134,141

TOTAL COMMON STOCK
(Cost $125,557,852)		127,712,355

PREFERRED STOCK — 2.9%

GERMANY — 2.9%
FUCHS SE (A)	60,028	2,340,082

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND SEPTEMBER 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS PREFERRED STOCK — continued

	Shares	Value
GERMANY — continued
Jungheinrich AG (A)	51,540	$1,548,639
		3,888,721

TOTAL PREFERRED STOCK
(Cost $3,532,053)		3,888,721

TOTAL INVESTMENTS— 97.0%
(Cost $129,089,905)		$131,601,076

Percentages are based on Net Assets of $135,655,012.

*	Non-income producing security.
(A)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

Ltd — Limited

PLC — Public Limited Company

SIM-QH-001-0600